RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
20.	RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

Nature of the relationships with related parties:

Name	Relationship with the Company
Chung So Si Fong Dessert Limited	Controlled by Ms. Zhu
Hong Kong Sunward Fishery Restaurant Management Co., Ltd.	Controlled by Ms. Zhu
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Nanjing Xinzijin Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Ningbo Yinzhou Sunward Logistics Co., Ltd.	Controlled by Ms. Zhu
Noodles Dao (HK) Co., Ltd.	Controlled by Ms. Zhu
Shanghai Congshao Dessert Co., Ltd.	Controlled by Ms. Zhu
Shanghai Congshao Restaurant Management Co., Ltd.	Controlled by Ms. Zhu
Shanghai Putuo Sunward Restaurant Co., Ltd.	Controlled by Ms. Zhu
Shenzhen Congshao Restaurant Management Co., Ltd.	Controlled by Ms. Zhu
Tianjin Congshao Restaurant Management Co., Ltd.	Controlled by Ms. Zhu
Wuhan Congshao Restaurant Management Co., Ltd.	Controlled by Ms. Zhu
Zhejiang Sunward Group Co., Ltd.	Controlled by Ms. Zhu
Zhejiang Zhonggangjumei Supply Chain Management Co., Ltd.	Controlled by Ms. Zhu
Xiao Nan Guo Holdings Limited	Controlled by Ms. Wang
Xiao Nan Guo (Group) Co., Ltd.	Controlled by Ms. Wang
Shanghai MIN Hongshi Trading Co., Ltd.	Controlled by Ms. Wang
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co., Ltd.	Controlled by Ms. Wang
WM Ming Hotel	Controlled by Ms. Wang
Shenzhen Xiao Nan Guo Restaurant Management Co., Ltd.	Controlled by Ms. Wang
CCLG	A company under the significant influence of the Company

(a)	As of December 31, 2015 and 2016, the following balances were due from/ to the related parties:

	As of December 31,
Amount due from related parties	2015	2016
	US$	US$

Shanghai Congshao Restaurant Management Co., Ltd.	-	71,031	(i)
Nanjing Xinzijin Sunward Fishery Restaurant Co., Ltd.	29,469	54,953	(i)
Shanghai MIN Hongshi Trading Co., Ltd.	-	23,797	(i)
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd.	29,831	22,129	(i)
Zhejiang Zhonggangjumei Supply Chain Management Co., Ltd.	-	14,437	(i)
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd.	13,015	12,018	(i)
WM Ming Hotel	1,815	6,613	(i)
Shanghai Putuo Sunward Restaurant Co., Ltd.	-	6,235	(i)
Ningbo Yinzhou Sunward Logistics Co., Ltd.	149,033	984	(i)
CCLG	-	608	(i)
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co., Ltd.	260,623	-	(i)
Zhejiang Sunward Group Co., Ltd.	128,845	-	(i)
Noodles Dao (HK) Co., Ltd.	74,187	-	(i)
Hong Kong Sunward Fishery Restaurant Management Co., Ltd.	70,962	-	(i)
Xiao Nan Guo (Group) Co., Ltd.	48,643	-	(i)
Total	806,423	212,805

(i)	The amounts represent the receivables due from related parties relating to the online direct sales and online platform services.

Amount due to related parties	As of December 31,
	2015	2016
	US$	US$

Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co., Ltd.	-	905,260	(ii)
Shanghai Congshao Dessert Co., Ltd.	-	361,356	(ii)
Tianjin Congshao Restaurant Management Co., Ltd.	-	134,703	(ii)
Shenzhen Congshao Restaurant Management Co., Ltd.	-	92,369	(ii)
Wuhan Congshao Restaurant Management Co., Ltd.	-	91,845	(ii)
Shanghai Congshao Restaurant Management Co., Ltd.	-	69,935	(ii)
Chung So Si Fong Dessert Limited	-	23,332	(ii)
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd.	-	11,271	(ii)
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd.	-	8,426	(ii)
Nanjing Xinzijin Sunward Fishery Restaurant Co., Ltd.	-	7,811	(ii)
WM Ming Hotel	-	3,306	(ii)
Hong Kong Sunward Fishery Restaurant Management Co., Ltd.	-	1,414	(ii)
Shanghai MIN Hongshi Trading Co., Ltd.	319,767	-	(ii)
Total	319,767	1,711,028

(ii)	The amounts represent the payables due to related parties relating to online direct sales and online platform services.

(b)	Details of related party transactions occurred during the years ended December 31, 2015 and 2016 were as follows:

Revenue from	For the years ended December 31,
	2015	2016
	US$	US$

Xiao Nan Guo Holdings Limited	-	6,056,439	(iii)
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co., Ltd.	393,147	2,296,225	(iii)
Hong Kong Sunward Fishery Restaurant Management Co., Ltd.	-	460,132	(iii)
Chung So Si Fong Dessert Limited	-	388,618	(iii)
Zhejiang Zhonggangjumei Supply Chain Management Co., Ltd.	-	296,727	(iii)
Shanghai Congshao Dessert Co., Ltd.	-	172,521	(iii)
Shanghai Congshao Restaurant Management Co., Ltd.	-	160,701	(iii)
Nanjing Xinzijin Sunward Fishery Restaurant Co., Ltd.	38,179	82,155	(iii)
Ningbo Yinzhou Sunward Logistics Co., Ltd.	58,560	56,722	(iii)
WM Ming Hotel	1,573	37,631	(iii)
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd.	32,726	26,149	(iii)
Shanghai Putuo Sunward Restaurant Co., Ltd.	-	21,631	(iii)
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd.	17,573	15,692	(iii)
Shenzhen Xiao Nan Guo Restaurant Management Co., Ltd.	-	5,392	(iii)
Shenzhen Congshao Restaurant Management Co., Ltd.	-	865	(iii)
Tianjin Congshao Restaurant Management Co., Ltd.	-	676	(iii)
Total	541,758	10,078,276

(iii)	The amounts represent the revenue generated from the Group’s online direct sales.

Rental expense to:	For the years ended December 31,
	2015	2016
	US$	US$

Xiao Nan Guo (Group) Co., Ltd.	335,249	218,212	(iv)
Total	335,249	218,212

(iv)	The amount represents the rental expense paid for the Group’s office.

Services fee charged by	For the years ended December 31,
	2015	2016
	US$	US$

CCLG	-	169,741	(v)
Total	-	169,741

(v)	The amount represents the logistics fee charged by the related party for the Group’s online direct sales.

Loan borrowed from	For the years ended December 31,
	2015	2016
	US$	US$

Xiao Nan Guo (Group) Co., Ltd.	-	6,024,096	(vi)
Total	-	6,024,096

(vi)	The amount represents the interest-free loan borrowed by the Group from related party, which has been repaid by the Group in 2016.